ORGANIZATION	12 Months Ended
Dec. 31, 2021
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, changed to “500.com Limited” on October 9, 2013. The Company changed to the new name of “BIT Mining Limited” and the new ticker symbol “BTCM” effective April 20, 2021.

The Company announced the entry into the cryptocurrency industry in December 2020. As of December 31, 2021, the Company has completed the transformation of its business and become an enterprise that primarily engages in cryptocurrency mining, data center operation and mining pool services.

The Company continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. Due to the transformation into cryptocurrency industry, in the first quarter of 2021, the Company updated the reportable segments. Consequently, the segment disclosures in this filing have been recast to reflect these changes and therefore differ from prior filings. See Note 24 Segment Information for additional details.

On March 31, 2021, the Company completed the subscription for shares of Loto Interactive (as defined below), which primarily engages in the data center operation business. The Company’s ownership of Loto Interactive thereby increased to 54.2% and Loto Interactive became a subsidiary of the Company. As a result, the Company began to consolidate Loto Interactive on March 31, 2021. On June 18, 2021, the Company completed the unconditional mandatory cash offers pursuant to certain rules of the Hong Kong Code on Takeovers and Mergers and its ownership of Loto Interactive thereby increased to 59.79%.

On April 15, 2021, the Company completed the acquisition of the entire mining pool business of Blockchain Technologies Holding Company operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com.

As of December 31, 2021, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Kazakhstan, Canada, the People's Republic of China (“PRC”), Malta, Cyprus and Curacao.

1.    ORGANIZATION (continued)

As of December 31, 2021, the Company’s major subsidiaries are listed below:

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited(“Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation(“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation(“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation(“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	55%	Data Center Service
Alliance International Technologies Limited(“Alliance International Technologies”)	March 11, 2020	British Virgin Islands	100%	Investment Holding
Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”)	April 9, 2020	Hong Kong	100%	Mining pool service
Beijing Guixinyanghang Technology Limited(“Guixinyanghang“)	June 12, 2020	PRC	100%	Technology Service
E-Sun Kazakhstan Limited	August 23, 2021	Kazakhstan	100%	Investment Holding
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
FMulti Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming
Loto Interactive Limited(“Loto Interactive”)	November 26, 1998	Cayman Islands	59.79%	Investment Holding
Brighten Express Limited**	April 1, 2016	Hong Kong	59.79%	Investment Holding
Rising Move International Limited**	July 25, 2007	BVI	59.79%	Investment Holding
Interactive Lab Limited**	July 8, 2015	BVI	59.79%	Technology Service
Precious Success Holdings Limited**	July 10, 2007	BVI	30.49%	Investment Holding
PAL Development Limited**	August 17, 2006	Hong Kong	30.49%	Investment Holding
Global Score Asia Limited**	April 18, 2005	BVI	59.79%	Investment Holding
Trade Express Services Inc. **	November 3, 2003	BVI	59.79%	Investment Holding
Rise Accord Holdings Limited**	April 30, 2013	BVI	59.79%	Investment Holding
China Excellent Net Technology Investment Limited**	July 2, 2009	Hong Kong	56.80%	Investment Holding
Hong Kong Interactive Lab Limited**	March 23, 2018	Hong Kong	59.79%	Technology Service
Virtual Asset Ratings Limited**	July 26, 2018	BVI	59.79%	Technology Service
Loto Interactive Information Technology (Shenzhen) Limited(“Loto Interactive Information”)**	December14, 2017	PRC	59.79%	Investment Holding
Shenzhen Lewanwuxian Information Technology Co., Ltd. (“Lewanwuxian”) **	February 5, 2018	PRC	30.49%	Online Gaming
Interactive Medical Lab Limited**	March 21, 2019	BVI	59.79%	Investment Holding
Interactive Medical Lab Corporation**	April 25, 2019	USA	59.79%	Investment Holding
Might Winner Limited**	August 9, 2019	Hong Kong	59.79%	Investment Holding
H.K CB. Cute Technology Co., Limited**	February 24, 2012	Hong Kong	59.79%	Investment Holding
Shenzhen Quanjing Financial Leasing Co., Ltd(“Shenzhen Quanjing”) **	May 12, 2016	PRC	59.79%	Investment Holding
Ganzi Changhe Hydropower Consumption Service Co., Ltd(“Ganzi Changhe”)**	April 25, 2019	PRC	59.79%	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd (“Lecaiyuntian”)**	February 21, 2019	PRC	59.79%	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited (“Chengdu Keying”)**	January 10, 2019	PRC	59.79%	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd. (“Chengdu Yilaike”) **	December 1,2017	PRC	59.79%	Data Analysis and Storage Service
GreenTech Ltd.**	October 1, 2021	Kazakhstan	30.49%	Data Analysis and Storage Service

*     A subsidiary of the Multi Group

**   A subsidiary of Loto Interactive

The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

1.    ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”)

The Company has previously conducted the lottery business in China through a series of contractual arrangements with Shenzhen Youlanguang Science and Technology Co., Ltd., Shenzhen E-Sun Network Co., Ltd., and Shenzhen Guangtiandi Science and Technology Co., Ltd. (collectively, the “lottery business related VIEs”), and their respective shareholders. Since March 31, 2021, the Company also consolidated the financial results of Zhejiang Keying Huancai Information Technology Co., Ltd. (“Zhejiang Keying”), a VIE primarily engaged in the provision of data analysis and storage services, through its contractual arrangement with Loto Interactive Information Technology (Shenzhen) Co., Ltd., which is indirectly controlled by the Company after the completion of the acquisition of the majority interest of Loto Interactive Limited on March 31, 2021.

On July 23, 2021, the Company announced the decision to dispose of the VIE structures in China, and on August 3, 2021 the Group has terminated all of the VIE structures with the lottery-related affiliated entities and Zhejiang Keying, and the Group has entered into agreement with Zhejiang Keying and Zhejiang Keying’s shareholders to transfer all of the equity interests of Zhejiang Keying's subsidiaries to Loto Shenzhen. In February 2022, the Company has completed the transfer of the equity interests of Zhejiang Keying's subsidiaries to Loto Shenzhen. From July 23, 2021, the Company no longer retained any financial interest over the lottery business related VIEs and accordingly deconsolidated the lottery business related VIEs’ financial statements from the Company’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, and results of operations related to lottery business related VIEs have been reported as discontinued operations for all periods presented.